Cover	Nov. 03, 2026
Document Type	8-K
Document Period End Date	Nov. 03, 2026
Entity Registrant Name	BNB STANDARD CORPORATION
Entity Incorporation, State or Country Code	NV
Entity File Number	001-41266
Entity Tax Identification Number	27-3911608
Entity Address, Address Line One	385 South Pierce Avenue
Entity Address, Address Line Two	Suite C
Entity Address, City or Town	Louisville
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80027
City Area Code	(303)
Local Phone Number	993-5271
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001482541
Common Stock, par value $0.00001
Title of 12(b) Security	Common Stock, par value $0.00001
Trading Symbol	BNC
Security Exchange Name	NASDAQ
Warrants to purchase Common Stock
Title of 12(b) Security	Warrants to purchase Common Stock
Trading Symbol	BNCWW
Security Exchange Name	NASDAQ
Warrants to purchase Common Stock
Title of 12(b) Security	Warrants to purchase Common Stock
Trading Symbol	BNCWZ
Security Exchange Name	NASDAQ
Preferred Stock Purchase Rights
Title of 12(b) Security	Preferred Stock Purchase Rights
No Trading Symbol Flag	true